28. SUBSEQUENT EVENT	12 Months Ended
Dec. 31, 2019
Subsequent Event
Note 28 - SUBSEQUENT EVENT

Subsequent to December 31, 2019, the Company issued 675,145 common shares as settlement of accrued advisory services provided by Cantor Fitzgerald Canada Corporate (“Cantor”) for the completion of the sale of Bralorne.

In February 2020, the Company exercised 6,290,000 share purchase warrants in Talisker Resources (“Talisker”) at a price of C$0.25 per share. To fund the exercise, the Company sold 3,000,000 common shares of Talisker at an average price of C$0.57 per share.